Document And Entity Information	Aug. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2026
Entity Registrant Name	MIDERA FOOD PROCESSING, INC.
Entity Central Index Key	0002088281
Entity Emerging Growth Company	true
Entity File Number	001-43265
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	39-3886250
Entity Address, Address Line One	10275 West Higgins Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Rosemont
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60018
City Area Code	(847)
Local Phone Number	857-6696
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MFP
Security Exchange Name	NASDAQ